DEBT AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
DEBT AND WARRANTS [Abstract]
Schedule of Principal Payments under Debt Obligations
Year Ending December 31,
2014	$358,000
2015	1,108,000
$1,466,000

Year Ending December 31,
2014	$716,000
2015	358,000
$1,074,000